Note 2 - Basis of Presentation	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	BASIS OF PRESENTATION

(a)	Statement of compliance

These audited consolidated financial statements are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) .

These audited consolidated financial statements have been prepared on a historical cost basis except for the revaluation of certain financial instruments, which are stated at their fair value.

These audited consolidated financial statements were authorized for issuance by the Board of Directors of the Company on March 24, 2023.

(b)	Principles of consolidation

These audited consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Control exists when the Company has power over the investee, is exposed or has rights to variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries and controlled entities are included in the consolidated financial results of the Company from the effective date that control is obtained up to the effective date of disposal or loss of control. The principal wholly-owned subsidiary as at December 31, 2022 is Minera Los Lagartos, S.A. de C.V., a Mexican incorporated company. All intercompany balances, transactions, revenues and expenses have been eliminated upon consolidation.

These audited consolidated financial statements also include the Company’s 44% interest in each of Minera Juanicipio, S.A. de C.V. (“Minera Juanicipio”) and Equipos Chaparral, S.A. de C.V. (“Equipos Chaparral”) (Note 10, “Investment in Juanicipio”), which both associates (Note 3) are accounted for using the equity method.

Where necessary, adjustments have been made to the financial statements of the Company’s subsidiaries and associates prior to consolidation, to conform with the significant accounting policies used in their preparation to those used by the Company.